Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Leases
Minimum lease payments, Total	¥ 44,850
Minimum lease payments, Less than 1 year	3,318
Minimum lease payments, 1 to 2 years	3,167
Minimum lease payments, 2 to 3 years	3,238
Minimum lease payments, 3 to 4 years	3,421
Minimum lease payments, 4 to 5 years	3,420
Minimum lease payments, More than 5 years	¥ 28,286